Summary of Significant Accounting Policies - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Summary of Significant Accounting Policies
Reclassifications	$ 0	$ 0	$ 0	$ 0